Common Stock - Additional Information (Details) $ in Millions						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2021 USD ($)	Jan. 01, 2021 shares	Dec. 08, 2020 countries	Dec. 08, 2020 Day	Sep. 12, 2020 USD ($)	Nov. 30, 2021	Mar. 31, 2014	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense | $								$ 122	$ 3	$ 357	$ 11	$ 322	$ 18	$ 24
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period												4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						4 years						4 years
Total stock-based compensation expense | $	$ 279				$ 279
2014 Stock Option Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grant price as percent of fair value of stock price (not less than)												100.00%			100.00%
Award vesting period							4 years					4 years
Option term												10 years
2014 Stock Option Plan | Incentive Stock Option Grant to a Greater than 10% Stockholder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grant price as percent of fair value of stock price (not less than)												110.00%			110.00%
Option term												5 years
2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of business days prior to effective date of registration statement that the 2020 Plan became effective			1	1
2020 Equity Incentive Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized (in shares) | shares		32,493,000
Percent of outstanding shares		5.00%
2020 Equity Incentive Plan | Class A Common Stock | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized (in shares) | shares		32,493,000
Percent of outstanding shares		5.00%
2020 Equity Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grant price as percent of fair value of stock price (not less than)								100.00%		100.00%		100.00%
Award vesting period										4 years		4 years
Option term										10 years		10 years
2020 Equity Incentive Plan | Incentive Stock Option Grant to a Greater than 10% Stockholder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grant price as percent of fair value of stock price (not less than)								110.00%		110.00%		110.00%
Option term										5 years		5 years